Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in life settlements	$ 113,441	$ 90,917
Structured settlements receivables	1,680	12,376
Investment in life settlements	1,073,156	935,466
Weighted average discount rate	24.01%
Fair Value, Inputs, Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in life settlements	113,441	90,917
Structured settlements receivables	1,680	12,376
Investment in life settlements	1,073,156
Fair Value, Inputs, Level 3 | Non Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in life settlements	36,039
Investment in life settlements	206,450
Fair Value, Inputs, Level 3 | Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in life settlements	77,402
Investment in life settlements	$ 866,706
Fair Value, Inputs, Level 3 | Life Finance
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique (s)	Discounted cash flow
Weighted average life expectancy valuation period	10 years 7 months 6 days
Weighted average discount rate	(24.01%)
Fair Value, Inputs, Level 3 | Life Finance | Non Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique (s)	Discounted cash flow
Weighted average life expectancy valuation period	9 years 1 month 6 days
Fair Value, Inputs, Level 3 | Life Finance | Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique (s)	Discounted cash flow
Weighted average life expectancy valuation period	10 years 10 months 24 days
Fair Value, Inputs, Level 3 | Structured settlements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation Technique (s)	Discounted cash flow
Minimum | Fair Value, Inputs, Level 3 | Life Finance | Non Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	14.80%
Minimum | Fair Value, Inputs, Level 3 | Life Finance | Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	16.80%
Minimum | Fair Value, Inputs, Level 3 | Structured settlements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	6.25%
Maximum | Fair Value, Inputs, Level 3 | Life Finance | Non Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	21.30%
Maximum | Fair Value, Inputs, Level 3 | Life Finance | Premium Financed
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	33.80%
Maximum | Fair Value, Inputs, Level 3 | Structured settlements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	15.35%